Financial Instruments - Disclosure of Detailed Information about Financial Instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 1,959,486	R$ 1,467,659
Financial liabilities	804,655	360,776
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	118,161	74,973
Other financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,519	6,356
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	660,305	136,581
Financial assets at fair value through profit or loss (FVPL)
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,175,501	1,249,749
Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	114,752	99,275
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	72,812	86,211
Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 617,091	R$ 175,290